EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 98,407	$ 34,123
Bunge shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	125,226	128,117
Dividend income	$ 18,578	$ 17,457
Net appreciation in fair value	52,426
Change in depreciation, net	$ 141,419
Bunge shares | Plan Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	6,692	6,157